UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 20.2%
Capital Markets - 4.6%
Aberdeen Asset Management PLC	1,893,050	$7,782,894
Azimut Holding SpA	450,177	4,890,801
Man Group PLC	3,615,664	7,808,371
Partners Group Holding AG	121,165	23,638,147

		44,120,213

Commercial Banks - 8.0%
Bangkok Bank PCL (NVDR)	1,073,400	6,444,189
Bank Rakyat Indonesia Persero Tbk PT	5,763,000	4,392,054
Chongqing Rural Commercial Bank (a)	1,404,000	671,479
HDFC Bank Ltd.	461,070	4,673,486
HSBC Holdings PLC	782,819	6,953,167
Industrial & Commercial Bank of China - Class H	17,391,755	11,219,114
Itausa - Investimentos Itau SA (Preference Shares)	1,526,742	9,409,103
Sberbank of Russia (Sponsored ADR) (a)	456,548	6,113,178
Standard Chartered PLC	668,969	16,705,265
United Overseas Bank Ltd.	687,000	10,032,940

		76,613,975

Consumer Finance - 0.2%
Muthoot Finance Ltd. (a)	865,910	2,142,507

Diversified Financial Services - 2.4%
Deutsche Boerse AG	130,690	8,799,791
FirstRand, Ltd.	1,696,129	5,248,913
IG Group Holdings PLC	1,156,351	8,326,096

		22,374,800

Insurance - 4.1%
AIA Group Ltd.	5,218,800	19,158,831
Prudential PLC	1,642,500	19,681,115

		38,839,946

Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	294,100	3,832,830

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp.	338,920	4,485,176

		192,409,447

Consumer Staples - 13.0%
Beverages - 3.3%
Anheuser-Busch InBev NV	331,363	24,132,774
Cia de Bebidas das Americas (Preference Shares)	179,362	7,423,265

		31,556,039

Food & Staples Retailing - 0.9%
Olam International Ltd.	2,835,727	5,329,017
Raia Drogasil SA	355,100	3,452,861

		8,781,878

Company	Shares	U.S. $ Value
Food Products - 4.4%
Danone	194,626	$13,576,264
Nestle SA	446,619	28,099,737

		41,676,001

Household Products - 1.2%
Reckitt Benckiser Group PLC	199,015	11,259,867

Tobacco - 3.2%
British American Tobacco PLC	614,928	30,976,752

		124,250,537

Consumer Discretionary - 12.9%
Automobiles - 2.4%
Nissan Motor Co., Ltd.	1,249,200	13,431,445
Volkswagen AG (Preference Shares)	52,984	9,317,930

		22,749,375

Distributors - 0.9%
Li & Fung Ltd.	3,602,000	8,243,394

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	204,500	2,206,935

Hotels, Restaurants & Leisure - 0.6%
Ajisen China Holdings Ltd.	2,303,000	3,043,603
Shangri-La Asia Ltd.	1,133,666	2,481,296

		5,524,899

Internet & Catalog Retail - 0.7%
Rakuten, Inc.	6,419	6,728,414

Media - 2.0%
Eutelsat Communications SA	85,181	3,150,531
Informa PLC	741,912	5,243,275
Naspers Ltd.	97,581	5,490,047
SES SA (FDR)	224,593	5,574,245

		19,458,098

Multiline Retail - 0.3%
Golden Eagle Retail Group Ltd. (b)	1,287,000	3,280,228

Specialty Retail - 4.1%
Belle International Holdings Ltd.	4,728,000	8,484,586
Fast Retailing Co., Ltd.	35,700	8,190,703
Hennes & Mauritz AB - Class B	222,250	8,034,184
Yamada Denki Co., Ltd.	95,730	6,012,377
Zhongsheng Group Holdings Ltd. (b)	4,393,000	8,620,569

		39,342,419

Textiles, Apparel & Luxury Goods - 1.7%
Cie Financiere Richemont SA	204,142	12,795,693
Trinity Ltd.	3,562,000	2,930,915

		15,726,608

		123,260,370

Information Technology - 11.6%
Communications Equipment - 0.6%
ZTE Corp. - Class H (b)	2,002,000	5,383,986

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.6%
Murata Manufacturing Co., Ltd.	104,800	$6,252,795

Internet Software & Services - 3.2%
Baidu, Inc./China (Sponsored ADR) (a)	80,800	11,778,216
Mail.ru Group Ltd. (GDR) (a) (c)	160,750	6,333,969
Tencent Holdings Ltd.	457,800	12,791,047

		30,903,232

Semiconductors & Semiconductor Equipment - 4.8%
ARM Holdings PLC	857,691	8,091,879
ASML Holding NV	229,777	11,512,138
Samsung Electronics Co., Ltd.	23,240	26,215,994

		45,820,011

Software - 2.4%
SAP AG	210,522	14,704,054
Temenos Group AG (a) (b)	443,710	8,218,212

		22,922,266

		111,282,290

Energy - 10.9%
Energy Equipment & Services - 3.8%
Saipem SpA	238,822	12,338,846
Schlumberger Ltd.	172,537	12,065,512
Technip SA	96,890	11,441,238

		35,845,596

Oil, Gas & Consumable Fuels - 7.1%
Adaro Energy Tbk PT	17,554,500	3,708,836
Afren PLC (a)	4,622,382	9,882,847
BG Group PLC	871,736	20,212,655
China Shenhua Energy Co., Ltd. - Class H	1,940,000	8,193,294
NovaTek OAO (Sponsored GDR) (c)	51,473	6,995,229
Tullow Oil PLC	307,366	7,512,519
Ultrapar Participacoes SA	517,000	11,328,713

		67,834,093

		103,679,689

Industrials - 10.7%
Aerospace & Defense - 0.6%
Safran SA	170,436	6,263,775

Construction & Engineering - 0.9%
Samsung Engineering Co., Ltd.	38,820	8,296,688

Electrical Equipment - 0.9%
Schneider Electric SA	137,082	8,968,021

Industrial Conglomerates - 0.9%
Bidvest Group Ltd.	367,981	8,640,548

Machinery - 4.2%
FANUC Corp.	101,400	18,162,278
Komatsu Ltd.	449,300	12,919,385
Weir Group PLC (The)	304,993	8,603,611

		39,685,274

Company	Shares	U.S. $ Value
Professional Services - 1.5%
Experian PLC	928,923	$14,489,966

Road & Rail - 0.8%
All America Latina Logistica SA	1,499,300	7,433,052

Trading Companies & Distributors - 0.9%
Wolseley PLC	227,610	8,696,267

		102,473,591

Materials - 10.3%
Chemicals - 4.1%
Croda International PLC	282,420	9,511,869
Israel Chemicals Ltd.	992,780	11,469,500
Linde AG	64,430	11,557,790
Potash Corp. of Saskatchewan, Inc.	152,990	6,984,976

		39,524,135

Containers & Packaging - 0.9%
Klabin SA (Preference Shares)	1,754,500	8,111,961

Metals & Mining - 5.3%
African Minerals Ltd. (a)	1,030,420	9,131,723
Antofagasta PLC	373,650	6,904,947
First Quantum Minerals Ltd.	519,530	9,906,723
Goldcorp, Inc.	246,030	11,089,788
Rio Tinto PLC	78,390	4,344,938
ThyssenKrupp AG	128,210	3,191,710
Xstrata PLC	339,480	5,815,921

		50,385,750

		98,021,846

Health Care - 7.2%
Health Care Equipment & Supplies - 0.4%
Elekta AB	71,570	3,622,871

Health Care Providers & Services - 0.7%
Fresenius Medical Care AG & Co. KGaA	93,128	6,592,522

Pharmaceuticals - 6.1%
Aspen Pharmacare Holdings Ltd. (a)	411,481	6,356,157
Bayer AG	94,110	6,618,654
Mitsubishi Tanabe Pharma Corp.	275,000	3,872,373
Novo Nordisk A/S - Class B (b)	79,440	11,031,011
Pharmstandard OJSC (GDR) (a) (c)	177,631	3,149,244
Sanofi	143,410	11,127,401
Shire PLC	434,394	13,899,033
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	58,252	2,624,835

		58,678,708

		68,894,101

Company	Shares	U.S. $ Value
Utilities - 1.4%
Multi-Utilities - 1.4%
National Grid PLC	1,337,460	$13,480,073

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.2%
Ziggo NV (a)	53,492	1,668,696

Wireless Telecommunication Services - 1.2%
America Movil SAB de CV Series L (ADR)	262,696	6,522,742
MTN Group Ltd.	277,869	4,899,749

		11,422,491

		13,091,187

Total Common Stocks (cost $773,202,132)		950,843,131

WARRANTS - 0.7%
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (a) (c) (cost $5,715,038)	1,638,450	6,326,055

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
Barclays 0.09%, 4/02/12 (cost $3,800,000)	$3,800	3,800,000

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $782,717,170)		960,969,186

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 3.0%
Investment Companies - 3.0%
AllianceBernstein Exchange Reserves - Class I, 0.22% (d) (cost $28,296,075)	28,296,075	28,296,075

U.S. $ Value
Total Investments - 103.7% (cost $811,013,245) (e)	$989,265,261
Other assets less liabilities - (3.7)%	(35,092,122)

Net Assets - 100.0%	$954,173,139

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Canadian Dollar settling 5/15/12	1,144	$1,148,387	$1,145,932	$(2,455)
Barclays Capital Inc.:
New Zealand Dollar settling 5/15/12	3,610	2,829,265	2,947,167	117,902
Citibank:
Australian Dollar settling 5/15/12	51,955	55,632,115	53,560,089	(2,072,026)
Credit Suisse First Boston:
Swiss Franc settling 5/15/12	5,732	6,318,697	6,352,992	34,295
Goldman Sachs:
Euro settling 5/15/12	60,681	80,530,059	80,946,531	416,472
HSBC Securities Inc.:
Norwegian Krone settling 5/15/12	160,446	27,725,486	28,128,115	402,629
Swiss Franc settling 5/15/12	17,090	18,918,680	18,941,493	22,813
Royal Bank of Scotland:
Norwegian Krone settling 5/15/12	122,310	21,333,375	21,442,415	109,040
Swedish Krona settling 5/15/12	204,381	30,629,889	30,839,953	210,064
Standard Chartered Bank:
Australian Dollar settling 5/15/12	12,947	13,762,357	13,346,983	(415,374)
Great British Pound settling 5/15/12	14,804	23,169,148	23,672,196	503,048
UBS Securities LLC:
Japanese Yen settling 5/15/12	3,869,021	50,362,467	46,762,214	(3,600,253)
Swedish Krona settling 5/15/12	114,261	17,106,221	17,241,349	135,128
Westpac Banking Corp.:
Australian Dollar settling 5/15/12	28,405	28,911,177	29,282,539	371,362
New Zealand Dollar settling 5/15/12	3,731	2,967,227	3,045,950	78,723
New Zealand Dollar settling 5/15/12	51,907	43,058,154	42,376,347	(681,807)
Sale Contracts
Barclays Capital Inc.:
Japanese Yen settling 5/15/12	383,072	4,945,806	4,629,929	315,877
Brown Brothers Harriman & Co.:
Great British Pound settling 5/15/12	12,449	19,765,402	19,906,456	(141,054)
Japanese Yen settling 5/15/12	1,286,243	15,662,397	15,545,941	116,456
Citibank:
Japanese Yen settling 5/15/12	2,289,284	28,544,582	27,669,013	875,569
Swiss Franc settling 5/15/12	35,060	38,453,692	38,858,323	(404,631)
Credit Suisse First Boston:
Canadian Dollar settling 5/15/12	1,144	1,142,800	1,145,932	(3,132)
Canadian Dollar settling 5/15/12	26,350	26,322,362	26,394,502	(72,140)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Goldman Sachs:
Australian Dollar settling 5/15/12	21,534	$22,126,293	$22,199,268	$(72,975)
Euro settling 5/15/12	31,660	41,936,203	42,233,437	(297,234)
Swiss Franc settling 5/15/12	18,030	19,751,545	19,983,331	(231,786)
Royal Bank of Scotland:
Euro settling 5/15/12	45,386	60,008,461	60,543,485	(535,024)
Great British Pound settling 5/15/12	3,487	5,315,234	5,575,854	(260,620)
New Zealand Dollar settling 5/15/12	34,786	28,197,532	28,398,937	(201,405)
State Street Bank and Trust Co.:
Great British Pound settling 5/15/12	50,076	79,415,528	80,073,556	(658,028)
UBS Securities LLC:
Euro settling 5/15/12	7,414	9,561,836	9,890,041	(328,205)
Japanese Yen settling 5/15/12	1,196,665	14,764,801	14,463,272	301,529
Japanese Yen settling 5/15/12	363,958	4,490,620	4,398,912	91,708

				$(5,875,534)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate market value of these securities amounted to $22,804,498 or 2.4% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $219,071,115 and gross unrealized depreciation of investments was $(40,819,099), resulting in net unrealized appreciation of $178,252,016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

AllianceBernstein International Growth Fund

March 31, 2012 (unaudited)

COUNTRY BREAKDOWN *

26.6%	United Kingdom
7.9%	Japan
7.6%	Switzerland
7.3%	China
6.3%	Germany
6.3%	France
5.5%	Brazil
3.7%	Hong Kong
3.6%	South Korea
3.2%	South Africa
2.9%	Canada
2.5%	Belgium
2.3%	Russia
13.9%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2012. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Denmark, India, Indonesia, Israel, Italy, Mexico, Netherlands, Singapore, Sweden, Taiwan, Thailand and United States.

AllianceBernstein International Growth Fund

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	0000000000		0000000000			0000000000		0000000000
Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$13,241,933		$179,167,514		$	– 0	–	$192,409,447
Consumer Staples	10,876,126		113,374,411			– 0	–	124,250,537
Consumer Discretionary	2,206,935		121,053,435			– 0	–	123,260,370
Information Technology	11,778,216		99,504,074			– 0	–	111,282,290
Energy	23,394,225		80,285,464			– 0	–	103,679,689
Industrials	7,433,052		95,040,539			– 0	–	102,473,591
Materials	29,108,472		68,913,374			– 0	–	98,021,846
Health Care	2,624,835		66,269,266			– 0	–	68,894,101
Utilities	– 0	–	13,480,073			– 0	–	13,480,073
Telecommunication Services	8,191,438		4,899,749			– 0	–	13,091,187
Warrants	– 0	–	6,326,055			– 0	–	6,326,055
Short-Term Investments	3,800,000		– 0	–		– 0	–	3,800,000
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	28,296,075		– 0	–		– 0	–	28,296,075

Total Investments in Securities	140,951,307		848,313,954	†		– 0	–	989,265,261
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	4,102,615			– 0	–	4,102,615
Liabilities
Forward Currency Exchange Contracts	– 0	–	(9,978,149)			– 0	–	(9,978,149)

Total	$140,951,307		$842,438,420		$	– 0	–	$983,389,727

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Financials			Total
Balance as of 6/30/11		$2,474,467			$2,474,467
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(1,028,869)			(1,028,869)
Change in unrealized appreciation/depreciation		9,938			9,938
Purchases		– 0	–		– 0	–
Sales		(1,455,536)			(1,455,536)
Transfers into Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 3/31/12	$	– 0	–	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 23, 2012